Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of Intangible assets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Customer relationships	163,324	150,977	21,265
Purchased software	455	517	73
Technology	2,900	2,900	408
Less: Accumulated amortization and impairment	(65,076)	(71,576)	(10,081)
Total intangible assets, net	101,603	82,818	11,665